UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Global Entrepreneurs Fund Inc.

(Exact name of Registrant as Specified In Charter)
8080 N. Central Expressway, Suite 210, LB - 59 Dallas, Texas 75206-1857
(Address of Principal Executive Offices) (Zip Code)
Russell G. Cleveland 8080 N. Central Expressway, Suite 210, LB-59 Dallas, Texas 75206-1857
(Name and Address of Agent for Service)
Registrant’s telephone number: 214-891-8294 Date of Fiscal Year-End: 12/31/2009 Date of reporting period: 7/1/2009 – 6/30/2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s [proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1:  Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund Inc.
                                         ___________________________
By:                                    /s/ Russell Cleveland
Title:                                 President, CEO & Director
Date:                                 August 27, 2010

Asian Financial Inc.
Ticker:                 DYP                                     Security ID:      29362U104
Meeting Date:    October 13, 2009               Meeting Type:  Annual
Record Date:      October 15, 2009
Proposal	Recommend	Vote Cast	Sponsor
1. To ratify the current positons of Wenhua Guo, Xiqing Diao, Lianjun Cai, Punam Xie, James Zhang as Directors.	For	For	Management
2. To ratify the appointment of Moore Stephens Wurth Frazer and Torbert LLP.	For	For	Management
3. To amend the Articles Of Incorporation to change the name of the Company to Duoyuan Printing, Inc.”	For	For	Management
4. To amend the Articles of Incorporation to provide for indemnification of directors.	For	For	Management
5. To amend the Articles of Incorporation to provide the elimination of liability of directors except for certain actions.	For	For	Management
6. To amend the Articles of Incorporation to provide for the common shareholders to receive the net assets upon a dissolution or liquidation type event.	For	For	Management
7. To amend the Articles of Incorporation to provide that directors may only be removed for cause.	For	For	Management
8. To amend the Articles of Incorporation to provide that a shareholder action by written consent shall be approved by that percentage that would be required at a shareholders meeting.	For	For	Management
9. To amend the Articles of Incorporation to provide that a special shareholders meeting shall not be held unless at least 25% of all of the votes entitled to be cast demand a special shareholders meeting.
	For	For	Management
10. To amend the Articles of Incorporation to allow the directors to enact, amend or repeal bylaws.	For	For	Management

Bovie Medical Corporation
Ticker:                BVX                                     Security ID:       10211F100
Meeting Date:   December 29, 2009            Meeting Type:   Annual
Record Date:     November 25, 2009

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Andrew Makrides	For	For	Management
1.2 Elect Director J. Robert Saron	For	For	Management
1.3 Elect Director Michael Norman	For	For	Management
1.4 Elect Director George W. Kromer, Jr.	For	For	Management
1.5 Elect Director August Lentricchia	For	For	Management
1.6 Elect Director Steve Livneh	For	For	Management
1.7 Elect Director Steven MaClaren	For	For	Management
1.8 Elect Director Peter Pardoll	For	For	Management
1.9 Elect Director Geogory A. Konesky	For	For	Management
2. Ratify the selection of Kingery & Crouse P.A as independent auditors for the Company for fiscal 2009.	For	For	Management

COGO Group Inc. Ticker: COGO Security ID: 192448108 Meeting Date: December 12, 2009 Meeting Type: Annual Record Date: November 17, 2009
Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Jeffrey Kang	For	For	Management
1.2 Elect Director Frank Zheng	For	For	Management
1.3 Elect Director Q.Y. Ma	For	For	Management
1.4 Elect Director JP Gan	For	For	Management
1.5 Elect Director George Mao	For	For	Management
2. Appoint KPMG as Auditors	For	For	Management
3. Approve the Company’s 2009 Omnibus Securities and incentive plan.	For	For	Management

Global Axcess Corp.
Ticker:                   GAXC                                 Security ID:      37941L206
Meeting Date:      May 26, 2010                    Meeting Type:  Annual
Record Date:        April 6, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Walter A. Howell	For	For	Management
1.2 Elect Director Lock Ireland	For	For	Management
1.3 Elect Director Robert J. Landis	For	For	Management
1.4 Elect Director Joseph M. Loughry III	For	For	Management
1.5 Elect Director George A. McQuain	For	For	Management
1.6 Elect Director Alan W. Rossiter	For	For	Management
2. Approve 2010 Stock Incentive Plan	For	For	Management
3. Appt of Kirkland, Russ, Murphy & Tapp	For	For	Management

Hollysys Automation Technologies Ltd.
Ticker:                   HOLI                                   Security ID:      G4604M106
Meeting Date:      June 25, 2010                    Meeting Type:  Annual
Record Date:        April 30, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Changli Wang	For	For	Management
1.2 Elect Director Colin Sung	For	For	Management
1.3 Elect Director Jerry Zhang	For	For	Management
1.4 Elect Director Jianyn Chai	For	For	Management
1.5 Elect Director Qingtai Chen	For	For	Management
2. Approve the ratification of BDO Ltd	For	For	Management
as the company independent registered public	For	For	Management
accountant for fiscal year 2010	For	For	Management

Ideation Acquisition Corp.
Ticker:                  IDI                                       Security ID:      451665-103
Meeting Date:    October 27, 2009               Meeting Type:  Annual
Record Date:      October 2, 2009

Proposal	Recommend	Vote Cast	Sponsor
1. Approve Amendment to Section D of Article 6 of Amended and Restated Certificate of Incorporation.	For	For	Management
2. Approve the Corporate re-domestication of IDI as a Cayman Island exempted Company	For	For	Management
3. Approve the business combination between ID Cayman and SM Cayman.	For	For	Management
3.a If you have voted “For” or “Against”  proposal 3 and are exercising your   conversion rights, you must check the “For” box.  Conversion rights will be excercisable at this time only if the business combination is approved.
	For	For	Management
4. Authorization in ID Cayman’s memorandum of association of 1,000,000,000 ordinary shares and 10,000,00 preferred shares.	For	For	Management
5. Approve in ID Cayman’s articles of association the elimination of the classified board currently authorized in Ideation’s certificate of incorporation.	For	For	Management
6. Approve in ID Cayman’s articles a provision that the amendment of memorandum require a vote of two -thirds of shares voting.	For	For	Management
7. Approve in ID Cayman’s articles a provision that the ID Cayman shareholders may not pass resolutions without holding a meeting.	For	For	Management
8. Approve the assumption of the SearchMedia International limited 2008 Share incentive plan and its amendment and restatement.	For	For	Management
9. Approve an adjournment orpostponement of the special meeting for the purpose of soliciting additional proxies.	For	For	Management

PHC Inc.
Ticker:                     PHC                                       Security ID:      693315301
Meeting Date:        October 16, 2009                 Meeting Type   Annual
Record Date:          October 6, 2009

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Donald E. Robar	For	For	Management
1.2 Elect Director Howard W. Phillips	For	For	Management
2. Ratify BDO Seidman LLP as the Company’s Independent Registered Public accounting firm for the 2010 Fiscal year.	For	For	Management

Silverleaf Resorts Inc.
Ticker:                   SVLF                                    Security ID:      828395103
Meeting Date:      May 6, 2010                       Meeting Type:  Annual
Record Date:        March 10, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director J. Richard Budd	For	For	Management
1.2 Elect Director James B. Francis Jr.	For	For	Management
1.3 Elect Director Herbert B. Hirsch	For	For	Management
1.4 Elect Director Michael A. Jenkins	For	For	Management
1.5 Elect Director Robert E. Mead	For	For	Management
2. Ratify appointment of BDO Seidman LLP as the Company’s independent registered public accountants for the year ending 12/31/10	For	For	Management

SinoHub, Inc.
Ticker:                   SIHI                                     Security ID:      82935L101
Meeting Date:      June 24, 2010                    Meeting Type:  Annual
Record Date:        April 30, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Henry Cochran	For	For	Management
1.2 Elect Director Lei Xia	For	For	Management
1.3 Elect Director Charles Kimball	For	For	Management
1.4 Elect Director Will Wang Graylin	For	For	Management
1.5 Elect Director Dr. Richard King	For	For	Management
1.6 Elect Director Robert Torino	For	For	Management
1.7 Elect Director Afshin Yazdian	For	For	Management
2. Ratify appointment of Baker Tilly Hong Kong Ltd. as independent auditors for fiscal year ending 12/31/2010	For	For	Management

SkyPeople Fruit Juice Inc.
Ticker:                   SPU                                      Security ID:      83086T109
Meeting Date:      June 28, 2010                     Meeting Type:  Annual
Record Date:        May 25, 2010

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Guolin Wang	For	For	Management
1.2 Elect Director Norman Ko	For	For	Management
1.3 Elect Director John Smagula	For	For	Management
1.4 Elect Director Xiaoqin Yan	For	For	Management
1.5 Elect Director Yongke Xue	For	For	Management

Skystar Bio-Pharmaceutical Company
Ticker:                   SKBI                                      Security ID:     830884300
Meeting Date:      December 31, 2009             Meeting Type:  Annual
Record Date:        December 10, 2009

Proposal	Recommend	Vote Cast	Sponsor
1.1 Elect Director Weibing Lu,	For	For	Management
1.2 Elect Director Wei Wen	For	For	Management
1.3 Elect Director Mark D. Chen	For	For	Management
1.4 Elect Director Qiang Fan	For	For	Management
1.5 Elect Director Chengtun Qu	For	For	Management
1.6 Elect Director Shouguo Zhao	For	For	Management
2. Ratify the appoint of More Stephens Wurth Frazer and Torbert LLP as registered independent public accountants for the fiscal year ending 12/31/09.	For	For	Management
3. Ratify the 2010 Stock incentive plan	For	For	Management